Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
US Vegan Climate ETF
Shareholder Report [Line Items]
Fund Name	US Vegan Climate ETF
Class Name	US Vegan Climate ETF
Trading Symbol	VEGN
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the US Vegan Climate ETF for the period of August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://veganetf.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://veganetf.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Vegan Climate ETF	$32	0.60%
[1]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The largest contributor to performance was Alphabet, which rose 75.5% over the fiscal period, while Apple, Broadcom, Advanced Micro Devices and Micron Technology all contributed meaningfully to performance. Detractors were principally Service Now, Intuit Inc and Oracle, with holdings in Salesforce and Strategy Inc resulting in minor losses.
Among exclusion categories, the main contributions to performance came from avoiding financial stocks exposed to fossil fuels and animal exploitation, and companies involved in animal testing and fossil fuels exploration and production. Meanwhile, avoidance of animal-derived products and animals in sport and entertainment harmed performance. This accords with the sector attribution, which showed benefits from being underweight healthcare and energy stocks during the fiscal period, whereas the underweights in consumer staples and materials stocks were an offset.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/09/2019)
US Vegan Climate ETF NAV	11.89	13.13	15.85
S&P 500 TR	16.35	14.99	15.91
Beyond Investing US Vegan Climate GTR Index	12.67	13.89	16.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://veganetf.com/ for more recent performance information.
Net Assets	$ 138,221,061
Holdings Count | $ / shares	269
Advisory Fees Paid, Amount	$ 395,022
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$138,221,061
Number of Holdings	269
Net Advisory Fee	$395,022
Portfolio Turnover	13%
30-Day SEC Yield	0.13%
30-Day SEC Yield Unsubsidized	0.13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top 10 Issuers	(% of Net Assets)
Micron Technology, Inc.	6.6%
Alphabet, Inc.	5.1%
NVIDIA Corp.	4.5%
Advanced Micro Devices, Inc.	4.4%
Mastercard, Inc.	4.4%
Visa, Inc.	4.3%
Broadcom, Inc.	4.2%
Apple, Inc.	4.1%
Cisco Systems, Inc.	4.1%
International Business Machines Corp.	4.0%

Top Sectors	(% of Net Assets)
Technology	47.8%
Financial	20.3%
Communications	17.3%
Consumer, Non-cyclical	7.0%
Industrial	4.7%
Consumer, Cyclical	2.3%
Energy	0.1%
Utilities	0.1%
Cash & Other	0.4%

Updated Prospectus Web Address	https://veganetf.com/

[1]
*	Annualized